Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party balances and transactions

Note 8 — Related party balances and transactions

Related party transactions and balances

Name of Related Party	Relationship to the Company
Guangzhou Jiatu Culture Media Co., Ltd. (formerly as Guangzhou Powerbridge Blockchain Co., Ltd.)	Company has significant influence over with this entity
Ban Lor	Shareholder of the Company
Stewart Lor	CEO
Yuxia Xu	CFO
Hong Yu	shareholder of Zhixin
Shanghai Stamp Technology Co., Ltd.	The Company owns equity interest
Ling Lor	Ban Lor’s spouse
Hybridge Holding Limited	Shareholder of the Company
Guangodong Guangrui Network Technology Co., Ltd. (Guangdong Guangrui)	Company has significant influence over with this entity.

a	Due from related parties:

	As of December 31,
	2022	2021

Guangzhou Jiatu Culture Media Co., Ltd. (1)	$-	$132,345
Shanghai Stamp Technology Co., Ltd. (2)	172,811	-
Ling Lor (2)	-	8,661
Ban Lor (2)	37,638	706,148
Stewart Lor (2)	1,566,478	781,284
Yuxia Xu (2)	363,666	-
Subtotal	2,140,593	1,628,438
Less: allowance for doubtful accounts	-	(132,345)
Due from related parties, net	$2,140,593	$1,496,093

(1)	In 2020, the Company had consulting fee prepayment of $132,345 to Guangzhou Jiatu Culture Media Co., Ltd. as of December 31, 2021, which the Company has significant influence over with. Both parties negotiated to terminate the consulting service. The balance of $132,345 as of December 31, 2021 was fully allowanced in 2021. From April to June 2022, Guangzhou Jiatu Culture Media Co., Ltd. continued to provide equivalent services, so the allowance was recovered. On June 2, 2022, the Company’s CFO sold the equity interest in Jiatu Culture Media Co., Ltd., so Jiatu Culture Media Co., Ltd. no longer considered as a related party.

(2)	From time to time, the Company advances funds to senior management for business purpose.

b	Due to related party:

	As of December 31,
	2022	2021

Hong Yu (1)	$118,114	$108,990
Hybridge Holding Limited (1)	-	109,872
Subtotal	$118,114	$218,862

(1) The above balances represent unpaid loan and expenses to these related parties.

c	Accounts payable-related party

	As of December 31,
	2022	2021

Guangzhou Guangrui (1)	$-	$734,263
Subtotal	$-	$734,263

(1)	As the disposal of Shantou Hongrui in Febuary 2022, Guangzhou Guangrui was no longer considered as a related party and the balance was reclassified to account payable.

d	Related party transactions

		For the years ended
		2022	2021	2020

Guangzhou Guangrui(1)	Service fees	$-	$725,362	$-
Guangzhou Jiatu Culture Media Co., Ltd. (2)	Service fees	$62,667	$-	$-
Stewart Lor	Interest income	$117,569	$-	$-
Yuxia Xu	Interest income	$22,802	$-	$-
Shanghai Stamp Technology Co., Ltd.	Interest income	$1,771	$-	$-

(1)	As the disposal of Shantou Hongrui in Febuary 2022, Guangzhou Guangrui was no longer considered as a related party.

(2)	On June 2, 2022, the Company’s CFO sold the equity interest in Jiatu Culture Media Co., Ltd., so Jiatu Culture Media Co., Ltd. no longer considered as a related party.